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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08365

[Evergreen Select Fixed Income Trust]

_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for two of its series, Evergreen Core Bond Fund, Evergreen Select High Yield Bond Fund for the year ended April 30, 2006. These two series have an April 30 fiscal year end.

Date of reporting period: April 30, 2006

Evergreen Core Bond Fund

Evergreen

CORE BOND FUND

Annual Report
as of April 30, 2006

Evergreen Investments
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
23	STATEMENT OF ASSETS AND LIABILITIES
24	STATEMENT OF OPERATIONS
25	STATEMENTS OF CHANGES IN NET ASSETS
27	NOTES TO FINANCIAL STATEMENTS
34	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
35	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2006

Dennis H. Ferro

President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for Evergreen Core Bond Fund, covering the twelvemonth period ended April 30, 2006.

Fixed-income investors encountered a formidable series of challenges over the past year. As the domestic economy demonstrated its resilience and corporate profits grew steadily, the Federal Reserve Board (“Fed”) remained vigilant against the possibility of renewed inflation. Concerned about rapidly rising energy prices and the prospect of increased government spending, the Fed continued to tighten monetary policy, raising the target for the federal funds rate at each monetary policy meeting over the course of the period. Longer-term rates, however, showed more stability, resulting in a flattening of the yield curve. Not surprisingly, the fixed income markets were buffeted by periods of volatility, which affected securities of different maturities and sectors. The experience over the twelve months demonstrated, once again, the importance of asset allocation.

We continue to recommend that investors extend the diversification process within an asset class, along with diversifying within Evergreen’s fixed income funds.

Over the past twelve months, reports on the economy delivered confusing and sometimes contradictory signals. While many observers had anticipated that growth would moderate, the expansion showed surprising durability, especially in the third quarter of 2005 and the first quarter of 2006, with Gross Domestic Product (“GDP”) growing at more than 4%. The final quarter of 2005 suggested a somewhat different scenario, however, as GDP growth barely exceeded 1.5%, held back by

LETTER TO SHAREHOLDERS continued

the hurricanes and the lag effects of higher energy prices and tighter monetary policy. The conflicting data contributed to uncertainty, which led to periodic volatility throughout the financial markets. While many observers debated whether or not short-term volatility might be a precursor of a weakening of the economy, Evergreen’s Investment Strategy Committee focused on the variety of signals pointing to the health of the economy. These included the persistence of personal consumption, driven by record levels of household net worth and low unemployment levels, and the strength in capital investment. We concluded that while consumer spending might slow from recent, unusually high levels, rising business investment could lead to a period of more sustainable, less-inflationary, economic expansion. As a result, our portfolio teams based many of their investment decisions on these positive macro-economic signals.

In an environment in which Treasuries and highly interest-rate sensitive securities were vulnerable to interim volatility, Evergreen U.S. Government Fund focused on mortgages and underweighted Treasuries. At the same time, the team supervising Evergreen Institutional Mortgage Portfolio emphasized collateralized mortgages and asset-backed securities with competitive yields and more predictable cash flows. Managers of Evergreen Core Bond Fund sought to protect investors against a flattening of the yield curve by underweighting intermediate-term securities. Evergreen Core Bond Fund pursued a bar-belled strategy, with greater focus on higher quality issues of either shorter-term or longer-term maturities. Evergreen Diversified Bond Fund’s allocation to lower-rated, higher-yielding securities was increased during the twelve months to capture some of the strong performance of the high-yield sector. Both Evergreen High Yield Bond Fund and Evergreen

LETTER TO SHAREHOLDERS continued

Select High Yield Bond Fund were positioned somewhat defensively, focusing on the upper quality tiers of the high-yield market. In the management of Evergreen Strategic Income Fund, the investment team reduced overall portfolio risk by increasing the emphasis on domestic government securities and high-grade foreign sovereign debt.

As always, we continue to encourage investors to maintain well-diversified personal portfolios in their efforts to gain exposure to different types of opportunities and to minimize overall portfolio risk.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

FUND AT A GLANCE

as of April 30, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Tattersall Advisory Group, Inc

Portfolio Managers:

• Robert A. Calhoun, CFA

• Parham M. Behrooz, CFA

• Mehmet Camurdan, CFA

• Eric R. Harper, CFA

• Todd C. Kuimjian, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2006.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/13/1990
	Class A	Class B	Class C	Class I	Class IS	Class R
Class inception date	5/11/2001	5/11/2001	5/11/2001	12/13/1990	10/2/1997	10/10/2003

Nasdaq symbol	ESBAX	ESBBX	ESBCX	ESBIX	ESBSX	ESBRX

Average annual
return*

1-year with sales
charge	-4.35%	-5.10%	-1.26%	N/A	N/A	N/A

1-year w/o sales
charge	0.40%	-0.30%	-0.30%	0.70%	0.45%	0.20%

5-year	3.84%	3.77%	4.11%	5.14%	4.88%	4.87%

10-year	5.74%	5.88%	5.88%	6.40%	6.19%	6.26%

Maximum sales	4.75%	5.00%	1.00%	N/A	N/A	N/A
charge	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Class R. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and R prior to their inception is based on the performance of Class I, the original class offered. Historical performance shown for Class IS is based on (1) the performance of Class IS of the fund’s predecessor fund, Tattersall Bond Fund, from 10/2/1997 to 6/7/1999 and (2) Class I of Tattersall Bond Fund from 12/13/1990 to 10/1/1997. Historical performance shown for Class I, prior to 6/7/1999, is based on the performance of Class I of the fund’s predecessor fund, Tattersall Bond Fund. The historical returns for Classes A, B, C, IS and R have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Class IS, 0.30% for Class A, 0.50% for Class R and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C, IS and R would have been lower.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Class A. Had the fees not been waived or reimbursed, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Core Bond Fund Class A shares versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI) and the Consumer Price Index (CPI).

The LBABI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 0.40% for the twelve-month period ended April 30, 2006, excluding any applicable sales charges. During the same period, the LBABI returned 0.71% .

The fund seeks to maximize total return through a combination of current income and capital growth.

The fund slightly trailed the benchmark for the fiscal year, a period characterized by rising interest rates that eroded the values of many debt securities. As this occurred, the yield curve — which reflects the difference between the yields of securities with short-term and long-term maturities — flattened. Longer-term rates proved more stable, although they did experience a slight increase during the period. In this environment, government bonds tended to outperform investment grade corporate bonds, but high-yield bonds outperformed higher quality securities. Overall, the fixed income market, as reflected by the LBABI, was positive for the fiscal year, although a slight deterioration of performance was experienced in the waning months of the fiscal period.

During the period, we focused on structured bonds that had the potential to outperform in an environment of rising volatility. Over the first half of the fiscal year, we kept the portfolio’s duration — which reflects the portfolio’s sensitivity to changes in interest rates — shorter than the fund’s benchmark. We moved to a neutral position in the final quarter of 2005 and kept duration neutral in the first months of 2006. Average quality of the portfolio was AAA. This was higher than the LBABI because of our emphasis on securitized assets over corporate bonds.

The fund’s short duration relative to the LBABI during the first half of the fiscal year detracted from results, as longer-term securities outperformed the short end of the yield curve.

The fund’s performance was positively affected by our bar-belled maturity structure, which de-emphasized intermediate-term bonds in favor of both short- and long-term securities. As the yield curve flattened, intermediate-term bonds underperformed. Our positions in the securitized sector, including asset-backed securities and hybrid adjustable rate mortgages, helped results. Our underweight in investment-grade corporate bonds and avoidance of bonds with potential credit concerns also helped performance. Credit-rating downgrades and several corporate actions that appeared to favor stockholders over bondholders all led to weakness in that sector.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non correlation to the relevant instruments they are designed to hedge or to closely track.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

All data is as of April 30, 2006, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	11/1/2005	4/30/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,004.28	$ 3.68
Class B	$ 1,000.00	$ 1,000.80	$ 7.19
Class C	$ 1,000.00	$ 1,000.80	$ 7.19
Class I	$ 1,000.00	$ 1,005.77	$ 2.24
Class IS	$ 1,000.00	$ 1,004.53	$ 3.48
Class R	$ 1,000.00	$ 1,003.29	$ 4.72
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,021.12	$ 3.71
Class B	$ 1,000.00	$ 1,017.60	$ 7.25
Class C	$ 1,000.00	$ 1,017.60	$ 7.25
Class I	$ 1,000.00	$ 1,022.56	$ 2.26
Class IS	$ 1,000.00	$ 1,021.32	$ 3.51
Class R	$ 1,000.00	$ 1,020.08	$ 4.76

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.74% for Class A, 1.45% for Class B, 1.45% for Class C, 0.45% for Class I, 0.70% for Class IS and 0.95% for Class R), multiplied by the average account value over the period, multiplied by 181 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,					Year Ended
						September 30,
CLASS A	2006	2005	2004	2003	2002[1]	2001[2]

Net asset value, beginning of period	$ 10.66	$ 10.65	$ 10.99	$ 10.53	$ 10.78	$ 10.40

Income from investment operations
Net investment income (loss)	0.43	0.39	0.35	0.48	0.31	0.17[3]
Net realized and unrealized gains or losses on investments	(0.38)	0.12	(0.17)	0.57	(0.13)	0.43

Total from investment operations	0.05	0.51	0.18	1.05	0.18	0.60

Distributions to shareholders from
Net investment income	(0.44)	(0.42)	(0.43)	(0.48)	(0.30)	(0.22)
Net realized gains	(0.03)	(0.08)	(0.09)	(0.11)	(0.13)	0

Total distributions to shareholders	(0.47)	(0.50)	(0.52)	(0.59)	(0.43)	(0.22)

Net asset value, end of period	$ 10.24	$ 10.66	$ 10.65	$ 10.99	$ 10.53	$ 10.78

Total return[4]	0.40%	4.85%	1.68%	10.20%	1.71%	5.86%

Ratios and supplemental data
Net assets, end of period (thousands)	$436,321	$452,253	$455,930	$454,679	$145,264	$98,424
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.74%	0.75%	0.74%	0.70%	0.67%[5]	0.68%[5]
Expenses excluding waivers/reimbursements
and expense reductions	0.85%	0.83%	0.81%	0.77%	0.73%[5]	0.72%[5]
Net investment income (loss)	4.08%	3.62%	3.30%	4.47%	4.93%[5]	4.93%[5]
Portfolio turnover rate	184%	183%	204%	206%	136%	238%

1 For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

2 For the period from May 11, 2001 (commencement of class operations), to September 30, 2001.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,					Year Ended
						September 30,
CLASS B	2006	2005	2004	2003	2002[1]	2001[2]

Net asset value, beginning of period	$ 10.66	$ 10.65	$ 10.99	$ 10.53	$ 10.78	$ 10.40

Income from investment operations
Net investment income (loss)	0.35[3]	0.31	0.28	0.40	0.26	0.12[3]
Net realized and unrealized gains or losses on investments	(0.38)	0.13	(0.17)	0.57	(0.13)	0.45

Total from investment operations	(0.03)	0.44	0.11	0.97	0.13	0.57

Distributions to shareholders from
Net investment income	(0.36)	(0.35)	(0.36)	(0.40)	(0.25)	(0.19)
Net realized gains	(0.03)	(0.08)	(0.09)	(0.11)	(0.13)	0

Total distributions to shareholders	(0.39)	(0.43)	(0.45)	(0.51)	(0.38)	(0.19)

Net asset value, end of period	$ 10.24	$ 10.66	$10.65	$ 10.99	$ 10.53	$ 10.78

Total return[4]	(0.30%)	4.13%	0.97%	9.39%	1.27%	5.56%

Ratios and supplemental data
Net assets, end of period (thousands)	$180,123	$226,798	$274,746	$310,416	$126,191	$40,078
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.45%	1.45%	1.44%	1.44%	1.41%[5]	1.44%[5]
Expenses excluding waivers/reimbursements
and expense reductions	1.55%	1.53%	1.51%	1.51%	1.48%[5]	1.48%[5]
Net investment income (loss)	3.36%	2.92%	2.60%	3.70%	4.18%[5]	4.11%[5]
Portfolio turnover rate	184%	183%	204%	206%	136%	238%

1 For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

2 For the period from May 11, 2001 (commencement of class operations), to September 30, 2001.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,					Year Ended
						September 30,
CLASS C	2006	2005	2004	2003	2002[1]	2001[2]

Net asset value, beginning of period	$ 10.66	$ 10.65	$ 10.99	$ 10.53	$ 10.78	$ 10.40

Income from investment operations
Net investment income (loss)	0.35	0.31	0.28	0.40	0.26	0.13[3]
Net realized and unrealized gains or losses on investments	(0.38)	0.13	(0.17)	0.57	(0.13)	0.44

Total from investment operations	(0.03)	0.44	0.11	0.97	0.13	0.57

Distributions to shareholders from
Net investment income	(0.36)	(0.35)	(0.36)	(0.40)	(0.25)	(0.19)
Net realized gains	(0.03)	(0.08)	(0.09)	(0.11)	(0.13)	0

Total distributions to shareholders	(0.39)	(0.43)	(0.45)	(0.51)	(0.38)	(0.19)

Net asset value, end of period	$ 10.24	$ 10.66	$ 10.65	$ 10.99	$ 10.53	$ 10.78

Total return[4]	(0.30%)	4.13%	0.97%	9.39%	1.27%	5.56%

Ratios and supplemental data
Net assets, end of period (thousands)	$127,905	$130,261	$142,096	$151,286	$64,494	$24,695
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.45%	1.45%	1.44%	1.44%	1.41%[5]	1.43%[5]
Expenses excluding waivers/reimbursements
and expense reductions	1.55%	1.53%	1.51%	1.51%	1.48%[5]	1.47%[5]
Net investment income (loss)	3.38%	2.93%	2.60%	3.70%	4.17%[5]	4.04%[5]
Portfolio turnover rate	184%	183%	204%	206%	136%	238%

1 For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

2 For the period from May 11, 2001 (commencement of class operations), to September 30, 2001.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,					Year Ended
						September 30,
CLASS I	2006	2005	2004	2003	2002[1]	2001

Net asset value, beginning of period	$ 10.66	$ 10.65	$ 10.99	$ 10.53	$ 10.78	$ 10.09

Income from investment operations
Net investment income (loss)	0.46	0.42	0.40	0.51	0.32	0.62
Net realized and unrealized gains or losses on investments	(0.38)	0.12	(0.18)	0.57	(0.13)	0.70

Total from investment operations	0.08	0.54	0.22	1.08	0.19	1.32

Distributions to shareholders from
Net investment income	(0.47)	(0.45)	(0.47)	(0.51)	(0.31)	(0.63)
Net realized gains	(0.03)	(0.08)	(0.09)	(0.11)	(0.13)	0

Total distributions to shareholders	(0.50)	(0.53)	(0.56)	(0.62)	(0.44)	(0.63)

Net asset value, end of period	$ 10.24	$ 10.66	$ 10.65	$ 10.99	$ 10.53	$ 10.78

Total return	0.70%	5.17%	1.98%	10.48%	1.85%	13.44%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,568,884	$3,608,802	$3,693,542	$3,544,010	$1,558,013	$1,532,324
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.45%	0.45%	0.44%	0.44%	0.43%[2]	0.43%
Expenses excluding waivers/reimbursements
and expense reductions	0.55%	0.53%	0.51%	0.51%	0.48%[2]	0.47%
Net investment income (loss)	4.37%	3.92%	3.60%	4.72%	5.20%[2]	5.96%
Portfolio turnover rate	184%	183%	204%	206%	136%	238%

1 For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

2 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,					Year Ended
						September 30,
CLASS IS	2006	2005	2004	2003	2002[1]	2001

Net asset value, beginning of period	$ 10.66	$ 10.65	$ 10.99	$ 10.53	$ 10.78	$ 10.09

Income from investment operations
Net investment income (loss)	0.43	0.40	0.37[2]	0.48	0.31	0.61
Net realized and unrealized gains or losses on investments	(0.38)	0.12	(0.18)	0.57	(0.13)	0.68

Total from investment operations	0.05	0.52	0.19	1.05	0.18	1.29

Distributions to shareholders from
Net investment income	(0.44)	(0.43)	(0.44)	(0.48)	(0.30)	(0.60)
Net realized gains	(0.03)	(0.08)	(0.09)	(0.11)	(0.13)	0

Total distributions to shareholders	(0.47)	(0.51)	(0.53)	(0.59)	(0.43)	(0.60)

Net asset value, end of period	$ 10.24	$ 10.66	$ 10.65	$ 10.99	$ 10.53	$ 10.78

Total return	0.45%	4.91%	1.73%	10.20%	1.71%	13.16%

Ratios and supplemental data
Net assets, end of period (thousands)	$44,797	$54,682	$52,290	$53,991	$19,869	$20,456
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.70%	0.70%	0.70%	0.70%	0.68%[3]	0.68%
Expenses excluding waivers/reimbursements
and expense reductions	0.80%	0.78%	0.77%	0.76%	0.73%[3]	0.72%
Net investment income (loss)	4.12%	3.68%	3.36%	4.48%	4.95%[3]	5.72%
Portfolio turnover rate	184%	183%	204%	206%	136%	238%

1 For the seven months ended April 30, 2002. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS R	2006	2005	2004[1]

Net asset value, beginning of period	$ 10.66	$10.65	$10.83

Income from investment operations

Net investment income (loss)	0.41	0.40	0.20
Net realized and unrealized gains or losses on investments	(0.39)	0.09	(0.07)

Total from investment operations	0.02	0.49	0.13

Distributions to shareholders from
Net investment income	(0.41)	(0.40)	(0.22)
Net realized gains	(0.03)	(0.08)	(0.09)

Total distributions to shareholders	(0.44)	(0.48)	(0.31)

Net asset value, end of period	$ 10.24	$10.66	$10.65

Total return	0.20%	4.65%	1.21%

Ratios and supplemental data
Net assets, end of period (thousands)	$17,879	$5,628	$ 192
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.95%	0.95%	0.96%[2]
Expenses excluding waivers/reimbursements and expense reductions	1.05%	1.04%	1.04%[2]
Net investment income (loss)	3.98%	3.60%	2.47%[2]
Portfolio turnover rate	184%	183%	204%

1 For the period from October 10, 2003 (commencement of class operations), to April 30, 2004.

2 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

April 30, 2006

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 9.1%
FIXED-RATE 9.1%
FHLMC:
6.90%, 12/01/2010	$ 37,350,000	$39,257,838
7.21%, 06/15/2017	10,243,615	10,714,616
7.65%, 05/01/2025	4,039,554	4,377,180
FNMA:
4.12%, 06/01/2013	9,106,479	8,391,140
4.32%, 12/01/2009	4,770,000	4,659,462
4.78%, 11/01/2012	15,764,216	15,151,571
5.39%, 09/01/2014	5,656,136	5,578,965
5.63%, 12/01/2011	8,032,903	8,073,100
5.67%, 09/01/2006	3,763,238	3,751,971
5.81%, 01/01/2009	9,514,190	9,545,268
5.86%, 04/01/2009	105,693	106,301
5.95%, 03/01/2012	28,551,045	28,961,033
5.96%, 12/01/2008	3,492,552	3,515,436
5.98%, 11/01/2011	24,022,380	24,422,710
6.05%, 03/01/2012	3,972,444	4,050,880
6.06%, 07/01/2012	14,997,060	15,305,025
6.08%, 12/01/2011	24,525,610	25,037,135
6.10%, 08/01/2008	2,522,966	2,539,822
6.12%, 04/01/2009	7,199,395	7,276,998
6.125%, 05/01/2009	4,106,033	4,156,221
6.13%, 04/01/2009	34,858	35,266
6.14%, 04/01/2009	3,569,936	3,612,805
6.15%, 08/01/2008	7,695,757	7,760,451
6.17%, 04/01/2009	170,630	172,598
6.20%, 09/01/2008	899,160	908,005
6.22%, 08/01/2012	7,727,145	7,994,041
6.23%, 04/01/2011	94,182	96,355
6.25%, 02/01/2011	24,135,000	24,907,638
6.26%, 06/01/2009	5,339,287	5,425,597
6.31%, 03/01/2008	1,874,937	1,889,664
6.37%, 08/01/2011	4,169,007	4,295,482
6.375%, 01/01/2009	6,646,719	6,750,227
6.42%, 11/01/2008 - 08/01/2013	7,244,003	7,368,343
6.53%, 02/01/2016	5,649,250	5,786,828
6.54%, 12/01/2007	57,892	58,394
6.61%, 06/01/2009	7,876,752	8,019,246
6.65%, 12/01/2007	9,224,737	9,316,045
6.73%, 08/01/2009	83,435	85,714
6.79%, 07/01/2009	55,250	56,804
6.81%, 12/01/2006	101,752	101,656
6.84%, 03/01/2007	6,783,176	6,803,378
6.96%, 10/01/2010	9,451,883	9,884,594
7.01%, 12/01/2010	15,156,074	15,905,092
7.13%, 11/01/2006	3,948,858	3,975,604

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2006

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES continued
FIXED-RATE continued
FNMA continued
7.17%, 10/01/2009	$4,094,236	$4,258,400
7.18%, 10/01/2009	3,253,232	3,384,643
7.20%, 12/01/2006	1,413,315	1,412,534
7.25%, 12/01/2010	29,198,652	31,005,370

Total Agency Commercial Mortgage-Backed Securities
(cost $418,021,542)		396,143,446

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 15.1%
FIXED-RATE 15.1%
FHLMC:
Ser. 2656, Class BG, 5.00%, 10/15/2032	26,105,000	24,783,006
Ser. 2715, Class ND, 4.50%, 03/15/2016	13,330,000	12,907,354
Ser. 2772, Class GE, 5.00%, 08/15/2029	11,036,000	10,702,798
Ser. 2783, Class PC, 5.00%, 12/15/2028	16,598,126	16,069,348
Ser. 2808, Class PE, 5.50%, 01/15/2029	10,000,000	9,872,499
Ser. 2873, Class PD, 5.50%, 12/15/2030	17,836,000	17,465,860
Ser. 2923, Class QD, 5.50%, 08/15/2030	10,000,000	9,779,207
Ser. 2931, Class AM, 4.50%, 07/15/2019	20,579,855	19,814,898
Ser. 2941, Class XC, 5.00%, 12/15/2030	27,080,000	25,975,564
Ser. 3056, Class HC, 5.00%, 02/15/2031	22,585,794	21,558,086
Ser. 3063, Class YE, 5.50%, 10/15/2034	26,039,000	24,981,879
Ser. 3079, Class MD, 5.00%, 03/15/2034	31,524,250	29,534,865
Ser. 3082, Class PJ, 5.00%, 09/15/2034	48,318,000	44,939,393
Ser. 3083, Class UB, 4.50%, 06/15/2032	43,134,473	41,439,660
Ser. 3099, Class OG, 5.00%, 06/15/2034	27,556,000	25,632,029
Ser. 3102, Class PJ, 5.00%, 07/16/2044	34,511,000	32,100,524
Ser. 3104, Class QC, 5.00%, 09/15/2031	25,413,676	24,196,963
Ser. 3104, Class QD, 5.00%, 05/15/2034	20,924,817	19,443,970
Ser. 3113, Class QD, 5.00%, 06/15/2034	40,000,000	37,179,964
Ser. 3116, Class PD, 5.00%, 10/15/2034	17,622,000	16,387,350
Ser. 3145, Class KD, 5.00%, 05/15/2033	14,923,000	13,827,950
FNMA:
Ser. 2002-12, Class PG, 6.00%, 03/25/2017	28,905,820	29,196,144
Ser. 2002-15, Class PG, 6.00%, 04/25/2017	31,661,509	31,976,281
Ser. 2003-84, Class PG, 5.00%, 03/25/2032	27,074,000	25,541,208
Ser. 2003-89, Class DC, 5.00%, 12/25/2032	17,450,000	16,435,892
Ser. 2005-40, Class AC, 4.50%, 02/25/2031	28,303,039	27,262,279
Ser. 2005-121, Class AJ, 4.50%, 07/25/2032	55,219,878	53,009,161

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $675,232,824)		662,014,132

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2006

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 19.7%
FIXED-RATE 14.3%
FHLMC:
4.50%, 05/01/2034 - 04/01/2035	$ 30,483,059	$27,930,385
5.00%, 09/01/2035 - 12/01/2035	41,517,623	39,279,002
6.00%, 04/01/2017 - 07/01/2020	16,951,915	17,142,430
6.50%, 09/01/2019 - 10/01/2032	14,820,257	15,128,305
7.00%, 02/01/2015	158,225	162,689
FNMA:
5.00%, 12/01/2017 - 01/01/2036	26,075,043	24,682,278
5.50%, 01/01/2034 - 09/01/2035	36,827,661	35,821,645
6.00%, 12/01/2008 - 12/01/2012	375,843	379,191
6.04%, 02/01/2009	3,794,701	3,813,188
6.11%, 04/01/2009	11,484,507	11,613,773
6.82%, 10/01/2007	12,254,761	12,337,113
7.00%, 08/01/2028 - 06/01/2032	263,524	271,414
7.50%, 02/01/2012 - 12/01/2030	7,470,442	7,772,857
FNMA 15 year, 5.00%, TBA #	258,442,000	251,657,897
FNMA 30 year, 5.50%, TBA #	181,105,000	175,898,231
GNMA:
7.00%, 11/15/2029	302,949	314,662
7.75%, 07/15/2020 - 08/15/2021	898,506	946,299
8.25%, 07/15/2008	2,879	2,950
8.30%, 06/15/2019	53,735	57,648
11.50%, 05/15/2013 - 06/15/2013	12,338	13,642

		625,225,599

FLOATING-RATE 5.4%
FHLMC:
4.94%, 09/01/2035	15,165,825	14,973,674
5.05%, 09/01/2035	53,573,396	51,375,816
5.34%, 12/01/2035	23,920,556	23,483,288
5.58%, 02/01/2036 #	47,410,401	47,091,790
FNMA:
5.12%, 10/01/2035	11,377,542	11,149,958
5.16%, 11/01/2035	17,209,111	16,934,778
5.35%, 10/01/2035	36,569,486	35,723,603
5.50%, 01/01/2036	29,594,838	29,373,531
GNMA, 4.75%, 07/20/2024	5,757,748	5,786,967

		235,893,405

Total Agency Mortgage-Backed Pass Through Securities
(cost $868,516,270)		861,119,004

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2006

	Principal
	Amount	Value

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 0.6%
FNMA:
Ser. 2003-W12, Class 1A8, 4.55%, 06/25/2043	$ 28,705,000	$27,000,681
Ser. 2003-W19, Class 1A5, 5.50%, 11/25/2033	40,000	39,812

Total Agency Reperforming Mortgage-Backed Collateralized Mortgage
Obligations (cost $28,207,349)		27,040,493

ASSET-BACKED SECURITIES 4.9%
Argent Securities, Inc., Ser. 2003-W3, Class AF6, 5.41%, 09/25/2033	12,250,000	12,218,306
Deutsche Securities, Inc.:
Ser. 2005-3, Class 4A5, 5.25%, 06/25/2035	18,985,000	18,616,036
Ser. 2005-4, Class A3, 5.25%, 09/25/2035	17,465,000	17,101,822
FNMA, Ser. 2004-W10, Class A24, 5.00%, 08/25/2034	22,855,000	22,282,315
JPMorgan Alternative Loan Trust:
Ser. 2006-S2, Class A2, 5.81%, 05/25/2036 (h)	28,790,000	28,781,363
Ser. 2006-S2, Class A6, 6.05%, 05/25/2036 (h)	10,433,000	10,410,047
Lehman XS Trust, Ser. 2005-6, Class 3A3A, 5.76%, 11/25/2035	14,436,000	13,748,576
MASTR Asset Backed Securities Trust, Ser. 2005-AB1, Class A4, 5.65%,
10/25/2032	14,342,000	14,080,035
Morgan Stanley Mtge. Trust, Ser. 2006-2, Class 5A3, 5.50%, 02/25/2036	13,510,000	13,227,952
Residential Asset Mtge. Products, Inc.:
Ser. 2002-RS2, Class AI5, 6.03%, 03/25/2032	6,197,340	6,195,026
Ser. 2003-RS7, Class AI6, 5.34%, 08/25/2033	17,485,000	17,225,169
Ser. 2003-RZ5, Class A3, 3.80%, 07/25/2030	7,433,123	7,395,066
Residential Asset Securities Corp., Ser. 2004-KS2, Class AI3, 3.02%,
05/25/2029	14,459,450	14,314,914
Salomon Brothers Mtge. Securities V, Ser. 1985-1, Class Z, 10.25%,
04/01/2016 (h)+	1,732	1,732
Vanderbilt Mtge. & Fin., Inc., Ser. 2002-B, Class A3, 4.70%, 10/17/2018	18,055,000	17,851,513

Total Asset-Backed Securities (cost $215,366,571)		213,449,872

COMMERCIAL MORTGAGE-BACKED SECURITIES 11.5%
FIXED-RATE 11.5%
Banc of America Comml. Mtge., Inc.:
Ser. 2004-1, Class A4, 4.76%, 11/10/2039	25,815,000	24,377,210
Ser. 2004-3, Class A5, 5.48%, 06/10/2039	26,550,000	26,138,217
Ser. 2004-4, Class A6, 4.88%, 07/10/2042	12,635,000	11,949,805
Bear Stearns Comml. Mtge. Securities, Inc., Ser. 2004-PWR4, Class A3,
5.47%, 06/11/2041	38,870,000	38,252,628
Commercial Mtge. Pass-Through Cert., Ser. 2005-LP5, Class A4,
4.98%, 05/10/2043	24,850,000	23,596,380
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2003-C5, Class A4, 4.90%, 12/15/2036	10,250,000	9,765,283
Ser. 2003-CK2, Class A4, 4.80%, 03/15/2036	30,093,000	28,708,863
Ser. 2004-C1, Class A4, 4.75%, 01/15/2037	31,120,000	29,285,535
GE Capital Comml. Mtge. Corp., Ser. 2004-C1, Class A3, 4.60%, 11/10/2038	28,580,000	26,724,598
Goldman Sachs Mtge. Securities Corp. II, Ser. 2004-GG2, Class A6,
5.40%, 08/10/2038	41,720,000	40,870,335

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2006

	Principal
	Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES continued
FIXED-RATE continued
Greenwich Capital Comml. Funding Corp., Ser. 2003-C1, Class A1,
2.31%, 07/05/2035	$ 11,462,029	$11,004,837
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2003-CB7, Class A4, 4.88%, 01/12/2038	37,500,000	35,766,682
Ser. 2004-C2, Class A3, 5.38%, 05/15/2041	17,385,000	16,922,940
Ser. 2004-CB9, Class A4, 5.56%, 06/12/2041	13,195,000	13,038,668
Ser. 2004-PNC1, Class A4, 5.54%, 06/12/2041	6,049,000	5,950,015
LB-UBS Comml. Mtge. Trust:
Ser. 2003-C1, Class A4, 4.39%, 03/17/2032	21,455,000	20,039,774
Ser. 2003-C7, Class A1, 3.33%, 09/15/2027	22,820,077	22,082,430
Ser. 2003-C8, Class A4, 5.12%, 11/15/2032	5,055,000	4,901,074
Morgan Stanley Capital I, Inc.:
Ser. 1998-XL1, Class A2, 6.45%, 06/03/2030	758,927	759,279
Ser. 1998-XL1, Class A3, 6.48%, 06/03/2030	29,688,000	30,158,706
Ser. 2003-T11, Class A1, 3.26%, 06/13/2041	14,200,460	13,760,868
Ser. 2003-T11, Class A4, 5.15%, 06/13/2041	31,399,000	30,484,523
Ser. 2004-IQ7, Class A4, 5.56%, 06/15/2038	19,000,000	18,731,363
Ser. 2004-IQ8, Class A5, 5.11%, 06/15/2040	4,780,000	4,590,238
Wachovia Bank Comml. Mtge. Trust, Ser. 2003-C8, Class A1, 3.44%,
11/15/2035	14,765,392	14,244,796

Total Commercial Mortgage-Backed Securities (cost $517,642,640)		502,105,047

CORPORATE BONDS 16.5%
CONSUMER DISCRETIONARY 2.1%
Automobiles 0.4%
Ford Motor Co., 6.375%, 02/01/2029	23,350,000	15,761,250

Media 0.9%
Comcast Corp., 6.20%, 11/15/2008	9,875,000	10,051,535
Time Warner, Inc., 7.625%, 04/15/2031	26,000,000	28,227,550

		38,279,085

Multi-line Retail 0.4%
May Department Stores Co.:
6.70%, 09/15/2028	9,640,000	9,447,663
6.90%, 01/15/2032	10,000,000	10,149,830

		19,597,493

Specialty Retail 0.4%
Home Depot, Inc., 5.40%, 03/01/2016	20,000,000	19,516,140

CONSUMER STAPLES 0.3%
Beverages 0.1%
Coca-Cola Enterprises, Inc., 6.95%, 11/15/2026	1,785,000	1,916,501

Food & Staples Retailing 0.2%
Safeway, Inc., 6.50%, 11/15/2008	10,000,000	10,148,320

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2006

	Principal
	Amount	Value

CORPORATE BONDS continued
ENERGY 0.4%
Oil, Gas & Consumable Fuels 0.4%
Kinder Morgan Energy Partners, LP:
5.80%, 03/15/2035	$ 15,000,000	$13,310,370
7.40%, 03/15/2031	4,585,000	4,903,667

		18,214,037

FINANCIALS 9.6%
Capital Markets 1.7%
Bank of New York Co., Inc., 3.75%, 02/15/2008	8,000,000	7,795,200
Goldman Sachs Group, Inc.:
3.875%, 01/15/2009	10,000,000	9,645,860
7.35%, 10/01/2009	3,115,000	3,297,850
Legg Mason, Inc., 6.75%, 07/02/2008	1,070,000	1,099,180
Mellon Capital II, Ser. B, 8.00%, 01/15/2027	6,265,000	6,597,615
Merrill Lynch & Co., Inc.:
3.125%, 07/15/2008	10,385,000	9,928,766
4.125%, 09/10/2009	12,600,000	12,138,777
Morgan Stanley, 3.875%, 01/15/2009	23,850,000	22,948,518

		73,451,766

Commercial Banks 1.4%
National City Corp., 4.50%, 03/15/2010	20,000,000	19,315,860
PNC Financial Services Group, Inc.:
6.125%, 02/15/2009	10,440,000	10,624,548
7.50%, 11/01/2009	11,390,000	12,139,086
SunTrust Banks, Inc., 4.25%, 10/15/2009	20,650,000	19,893,177

		61,972,671

Consumer Finance 2.8%
American General Finance Corp., 4.50%, 11/15/2007	18,525,000	18,331,914
Caterpillar Financial Services, 3.70%, 08/15/2008	25,000,000	24,126,475
HSBC Finance Corp.:
4.125%, 11/16/2009	15,000,000	14,374,725
4.625%, 09/15/2010	12,000,000	11,571,540
4.75%, 05/15/2009	12,600,000	12,361,154
6.75%, 05/15/2011	8,550,000	8,970,301
Sprint Capital Corp., 6.875%, 11/15/2028	31,600,000	32,648,457

		122,384,566

Insurance 0.7%
American International Group, Inc., 4.70%, 10/01/2010 144A	30,000,000	29,052,840

Real Estate 2.3%
Archstone-Smith Trust, REIT, 5.25%, 05/01/2015	15,000,000	14,240,295
BRE Properties, Inc., REIT, 4.875%, 05/15/2010	17,000,000	16,495,389
CarrAmerica Realty Corp., REIT, 5.125%, 09/01/2011	13,500,000	13,207,576

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2006

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Real Estate continued
Duke Realty Corp., REIT:
3.35%, 01/15/2008	$ 12,000,000	$11,585,844
3.50%, 11/01/2007	19,800,000	19,290,665
7.75%, 11/15/2009	7,510,000	8,005,352
EOP Operating, LP:
6.75%, 02/15/2008	9,000,000	9,168,516
6.80%, 01/15/2009	9,075,000	9,359,547
7.00%, 07/15/2011	1,000,000	1,053,027

		102,406,211

Thrifts & Mortgage Finance 0.7%
Washington Mutual, Inc., 5.00%, 03/22/2012	14,000,000	13,458,760
World Savings Bank FSB, 4.50%, 06/15/2009	18,000,000	17,555,976

		31,014,736

HEALTH CARE 0.7%
Health Care Providers & Services 0.2%
UnitedHealth Group, Inc., 5.375%, 03/15/2016	10,000,000	9,613,970

Pharmaceuticals 0.5%
Merck & Co., Inc., 4.75%, 03/01/2015	25,000,000	23,014,100

INDUSTRIALS 0.6%
Air Freight & Logistics 0.2%
Federal Express Corp., 6.72%, 01/15/2022	7,660,979	8,004,229

Road & Rail 0.4%
Burlington Northern Santa Fe Corp.:
5.90%, 07/01/2012	10,000,000	10,132,700
7.125%, 12/15/2010	6,870,000	7,303,360

		17,436,060

MATERIALS 0.3%
Metals & Mining 0.3%
Alcoa, Inc., 6.50%, 06/01/2011	11,365,000	11,822,782

Paper & Forest Products 0.0%
International Paper Co., 6.50%, 11/15/2007	25,000	25,373

TELECOMMUNICATION SERVICES 1.5%
Diversified Telecommunication Services 1.0%
BellSouth Corp., 6.375%, 06/01/2028	3,780,000	3,664,547
New Jersey Bell Telephone Co., 7.85%, 11/15/2029	17,000,000	17,865,606
SBC Communications, Inc., 6.25%, 03/15/2011	14,625,000	15,019,495
Verizon Communications, Inc., 5.55%, 02/15/2016	9,000,000	8,603,937

		45,153,585

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2006

	Principal
	Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 0.5%
Cingular Wireless, 8.125%, 05/01/2012	$ 17,500,000	$19,616,205

UTILITIES 1.0%
Electric Utilities 0.6%
Carolina Power & Light Co., 6.50%, 07/15/2012	15,800,000	16,330,864
Virginia Electric & Power Co., Ser. B, 6.00%, 01/15/2036	10,000,000	9,332,300

		25,663,164

Gas Utilities 0.4%
Consolidated Natural Gas Co., Ser. A, 6.85%, 04/15/2011	16,795,000	17,612,043

Total Corporate Bonds (cost $730,156,701)		721,677,127

U.S. GOVERNMENT & AGENCY OBLIGATIONS 0.2%
FHLB, 7.03%, 07/14/2009	2,000,000	2,109,646
FHLMC:
5.125%, 07/15/2012	2,500,000	2,478,588
6.25%, 03/05/2012	1,400,000	1,408,996
FNMA, 6.375%, 06/15/2009	4,500,000	4,659,030

Total U.S. Government & Agency Obligations (cost $11,080,190)		10,656,260

U.S. TREASURY OBLIGATIONS 12.6%
U.S. Treasury Bonds, 7.25%, 08/15/2022	269,695,000	326,499,779
U.S. Treasury Notes:
3.00%, 02/15/2008	52,140,000	50,469,891
3.375%, 11/15/2008	177,745,000	171,475,400
4.25%, 08/15/2015	4,580,000	4,301,622

Total U.S. Treasury Obligations (cost $568,600,779)		552,746,692

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 5.3%
FIXED-RATE 0.0%
Countrywide Alternative Loan Trust, Inc., Ser. 2003-20CB, Class 1A2, 5.50%,
10/25/2033	587,619	574,529
Countrywide Home Loans, Inc., Ser. 2004-J8, Class 1A3, 4.75%, 11/25/2019	661,430	641,834

		1,216,363

FLOATING-RATE 5.3%
Banc of America Mtge. Securities, Inc.:
Ser. 2005-D, Class 2A6, 4.79%, 05/25/2035	22,000,000	21,218,041
Ser. 2005-E, Class 2A6, 4.71%, 02/25/2035	18,931,000	18,249,039
Countrywide Home Loans, Inc., Ser. 2005-HYB3, Class 2A6B, 4.54%,
04/20/2035	30,592,000	29,350,219
Structured Adjustable Rate Mtge. Loan Trust, Ser. 2004-9XS, Class A, 5.33%,
07/25/2034	1,180,182	1,183,354

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2006

	Principal
	Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS continued
FLOATING-RATE continued
Washington Mutual, Inc.:
Ser. 2005-AR4, Class A5, 4.68%, 04/25/2035	$ 37,426,000	$36,232,111
Ser. 2005-AR5, Class A5, 4.68%, 05/25/2035	38,700,000	37,298,905
Ser. 2005-AR12, Class 1A4, 4.84%, 10/25/2035	48,007,000	46,587,433
Wells Fargo Mtge. Backed Securities Trust, Ser. 2004-S, Class A7, 3.54%,
09/25/2034	42,020,000	39,987,035

		230,106,137

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations
(cost $236,355,292)		231,322,500

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 1.9%
FLOATING-RATE 1.9%
GSR Mtge. Loan Trust, Ser. 2005-AR6, Class 3A1, 4.56%, 09/25/2035	38,165,691	37,174,147
IndyMac Index Mtge. Loan Trust, Ser. 2005-AR7, Class 4A1, 5.30%, 06/25/2035	20,553,006	20,252,466
Merrill Lynch Mtge. Investors, Inc., Ser. 2005-A2, Class A1, 4.49%, 02/25/2035	24,981,155	24,339,734

Total Whole Loan Mortgage-Backed Pass Through Securities
(cost $82,842,625)		81,766,347

YANKEE OBLIGATIONS - CORPORATE 0.7%
MATERIALS 0.5%
Metals & Mining 0.5%
Alcan, Inc., 6.125%, 12/15/2033	23,775,000	22,708,929

TELECOMMUNICATION SERVICES 0.2%
Wireless Telecommunication Services 0.2%
Vodafone Group plc, 7.75%, 02/15/2010	7,380,000	7,893,368

Total Yankee Obligations - Corporate (cost $30,692,603)		30,602,297

YANKEE OBLIGATIONS - GOVERNMENT 0.0%
Canada, 4.625%, 10/03/2006 (cost $999,120)	1,000,000	997,773

	Shares	Value

EXCHANGE TRADED FUNDS 0.1%
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund	32,300	370,481
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2	351,475	4,031,418

Total Exchange Traded Funds (cost $4,442,885)		4,401,899

MUTUAL FUND SHARES 0.8%
MFS Government Markets Income Trust	1,182,349	7,448,799
MFS Intermediate Income Trust	1,455,850	8,837,009
Putnam Master Intermediate Income Trust	1,477,086	8,965,912
Putnam Premier Income Trust	1,071,000	6,543,810
Salomon Brothers Global High Income Trust	266,685	3,322,895

Total Mutual Fund Shares (cost $35,063,774)		35,118,425

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2006

	Shares	Value

SHORT-TERM INVESTMENTS 11.7%
MUTUAL FUND SHARES 11.7%
Evergreen Institutional Money Market Fund ø ## (cost $512,290,281)	512,290,281	$512,290,281

Total Investments (cost $4,935,511,446) 110.7%		4,843,451,595
Other Assets and Liabilities (10.7%)		(467,541,946)

Net Assets 100.0%		$4,375,909,649

#	When-issued or delayed delivery security
(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid and is valued using market quotations when readily available.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MASTR	Mortgage Asset Securitization Transactions, Inc.
REIT	Real Estate Investment Trust
TBA	To Be Announced

The following table shows the percent of total investments (excluding segregated cash and cash equivalents) by credit quality based on Moody’s and Standard & Poor’s ratings as of April 30, 2006 (unaudited):

AAA	82.4%
AA	5.2%
A	4.9%
BBB	7.5%

100.0%

The following table shows the percent of total investments (excluding segregated cash and cash equivalents) by maturity as of April 30, 2006 (unaudited):

Less than 1 year	1.9%
1 to 3 year(s)	16.5%
3 to 5 years	18.8%
5 to 10 years	43.1%
10 to 20 years	15.7%
20 to 30 years	4.0%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006

Assets
Investments in securities, at value (cost $4,423,221,165)	$4,331,161,314
Investments in affiliated money market fund, at value (cost $512,290,281)	512,290,281

Total investments	4,843,451,595
Receivable for securities sold	194,196,574
Principal paydown receivable	913,451
Receivable for Fund shares sold	4,632,361
Dividend and interest receivable	34,220,206
Prepaid expenses and other assets	154,761

Total assets	5,077,568,948

Liabilities
Dividends payable	8,724,603
Payable for securities purchased	686,576,959
Payable for Fund shares redeemed	5,869,032
Advisory fee payable	78,458
Distribution Plan expenses payable	30,657
Due to other related parties	41,099
Accrued expenses and other liabilities	338,491

Total liabilities	701,659,299

Net assets	$4,375,909,649

Net assets represented by
Paid-in capital	$4,506,358,959
Undistributed net investment income	643,767
Accumulated net realized losses on investments	(39,033,226)
Net unrealized losses on investments	(92,059,851)

Total net assets	$4,375,909,649

Net assets consists of
Class A	$436,321,288
Class B	180,123,382
Class C	127,905,432
Class I	3,568,883,903
Class IS	44,796,858
Class R	17,878,786

Total net assets	$4,375,909,649

Shares outstanding (unlimited number of shares authorized)
Class A	42,602,948
Class B	17,588,462
Class C	12,489,320
Class I	348,496,892
Class IS	4,374,262
Class R	1,745,796

Net asset value per share
Class A	$10.24
Class A — Offering price (based on sales charge of 4.75%)	$10.75
Class B	$10.24
Class C	$10.24
Class I	$10.24
Class IS	$10.24
Class R	$10.24

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended April 30, 2006

Investment income
Interest	$198,327,531
Income from affiliate	15,900,069
Dividends	949,944

Total investment income	215,177,544

Expenses
Advisory fee	14,287,989
Distribution Plan expenses
Class A	1,360,892
Class B	2,061,803
Class C	1,299,547
Class IS	125,192
Class R	53,498
Administrative services fee	4,440,188
Transfer agent fees	3,584,548
Trustees’ fees and expenses	62,058
Printing and postage expenses	171,732
Custodian and accounting fees	1,293,276
Registration and filing fees	251,889
Professional fees	111,652
Other	99,796

Total expenses	29,204,060
Less: Expense reductions	(109,129)
Fee waivers and expense reimbursements	(4,374,483)

Net expenses	24,720,448

Net investment income	190,457,096

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(21,435,810)
Net change in unrealized gains or losses on investments	(140,583,638)

Net realized and unrealized gains or losses on investments	(162,019,448)

Net increase in net assets resulting from operations	$28,437,648

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended April 30,

	2006		2005

Operations
Net investment income		$190,457,096		$173,266,426
Net realized gains or losses on
investments		(21,435,810)		30,091,032
Net change in unrealized gains or
losses on investments		(140,583,638)		16,882,424

Net increase in net assets resulting
from operations		28,437,648		220,239,882

Distributions to shareholders from
Net investment income
Class A		(18,786,712)		(17,634,860)
Class B		(7,087,618)		(8,063,195)
Class C		(4,475,139)		(4,366,474)
Class I		(160,506,211)		(155,266,028)
Class IS		(2,099,895)		(2,120,964)
Class R		(426,303)		(75,029)
Net realized gains
Class A		(1,289,967)		(3,150,163)
Class B		(575,410)		(1,718,401)
Class C		(369,838)		(926,393)
Class I		(10,284,529)		(25,438,757)
Class IS		(138,017)		(373,789)
Class R		(35,550)		(15,202)

Total distributions to shareholders		(206,075,189)		(219,149,255)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	14,178,456	149,283,563	12,519,904	133,629,644
Class B	1,578,931	16,618,781	1,952,762	20,879,399
Class C	4,226,646	44,388,996	3,602,350	38,461,002
Class I	67,796,112	712,761,341	78,474,517	839,163,073
Class IS	1,556,103	16,435,180	2,678,236	28,584,335
Class R	1,568,527	16,434,515	529,096	5,663,136

		955,922,376		1,066,380,589

Net asset value of shares issued in
reinvestment of distributions
Class A	1,604,678	16,842,216	1,587,062	16,964,324
Class B	552,878	5,807,196	717,023	7,664,798
Class C	203,924	2,141,921	286,102	3,058,516
Class I	5,994,152	62,899,265	6,193,805	66,217,729
Class IS	149,104	1,566,074	164,576	1,759,226
Class R	20,798	216,989	3,842	40,978

		89,473,661		95,705,571

Automatic conversion of Class B
shares to Class A shares
Class A	400,762	4,217,233	541,115	5,767,425
Class B	(400,762)	(4,217,233)	(541,115)	(5,767,425)

		0		0

Payment for shares redeemed
Class A	(16,022,485)	(168,208,306)	(15,002,463)	(159,969,003)
Class B	(5,426,526)	(56,951,195)	(6,632,844)	(70,741,994)
Class C	(4,165,389)	(43,697,832)	(5,001,542)	(53,380,307)
Class I	(63,966,550)	(671,560,629)	(103,223,252)	(1,102,577,689)
Class IS	(2,462,585)	(25,966,718)	(2,619,455)	(27,976,042)
Class R	(371,661)	(3,888,534)	(22,810)	(243,570)

		(970,273,214)		(1,414,888,605)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended April 30,

	2006		2005

	Shares		Shares
Capital share transactions
continued
Net asset value of shares issued
in acquisition
Class I	0	$0	10,542,453	$111,341,321

Net increase (decrease) in net assets
resulting from capital share
transactions		75,122,823		(141,461,124)

Total decrease in net assets		(102,514,718)		(140,370,497)
Net assets
Beginning of period		4,478,424,367		4,618,794,864

End of period		$4,375,909,649		$4,478,424,367

Undistributed net investment income		$643,767		$2,577,420

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Core Bond Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class R, Institutional (“Class I”) and Institutional Service (“Class IS”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS continued

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

d. Credit default swaps

The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a “guarantor” and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Swaps are marked-to-market daily based on quotations from market makers and any change in value is recorded as an unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

NOTES TO FINANCIAL STATEMENTS continued

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to mortgage paydown gains and losses. During the year ended April 30, 2006, the following amounts were reclassified:

Undistributed net investment income	$ 991,129
Accumulated net realized losses on investments	(991,129)

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.32% and declining to 0.28% as average daily net assets increase. Prior to January 1, 2006, the Fund paid EIMC an annual fee of 0.32% of the Fund’s average daily net assets.

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended April 30, 2006, EIMC waived its advisory fee in the amount of $4,347,089 and reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $27,394.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting

NOTES TO FINANCIAL STATEMENTS continued

at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares, 0.50% of the average daily net assets for Class R shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended April 30, 2006, EIS received $27,355 from the sale of Class A shares and $666,420 and $8,287 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. ACQUISITION

Effective at the close of business on March 18, 2005, the Fund acquired the net assets of SouthTrust Bond Fund in a tax-free exchange for Class I shares of the Fund. Shares were issued to SouthTrust Bond Fund shareholders at an exchange ratio of 0.95 for Class I shares of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $1,887,663. The aggregate net assets of the Fund and SouthTrust Bond Fund immediately prior to the acquisition were $4,404,041,688 and $111,341,321, respectively. The aggregate net assets of the Fund immediately after the acquisition were $4,515,383,009.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and mortgage dollar roll transactions) were as follows for the year ended April 30, 2006:

Cost of Purchases		Proceeds from Sales

	Non-U.S.		Non-U.S.
U.S. Government	Government	U.S. Government	Government

$ 6,991,537,019	$ 1,519,439,267	$ 6,342,705,425	$ 1,679,317,278

On April 30, 2006, the aggregate cost of securities for federal income tax purposes was $4,939,953,419. The gross unrealized appreciation and depreciation on securities based on tax cost was $16,778,019 and $113,279,843, respectively, with a net unrealized depreciation of $96,501,824.

As of April 30, 2006, the Fund had $4,604,554 in capital loss carryovers for federal income tax purposes with $2,256,882 expiring in 2009 and $2,347,672 expiring in 2010.

NOTES TO FINANCIAL STATEMENTS continued

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. Utilization of these capital loss carryovers may be limited in accordance with income tax regulations.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of April 30, 2006, the Fund incurred and will elect to defer post-October losses of $29,986,699.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended April 30, 2006, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of April 30, 2006, the components of distributable earnings on a tax basis were as follows:

Capital Loss
Undistributed	Unrealized	Carryovers and
Ordinary Income	Depreciation	Post-October Losses

$ 643,767	$ 96,501,824	$ 34,591,253

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid was as follows:

	Year Ended April 30,

	2006	2005

Ordinary Income	$ 193,389,507	$ 187,526,550
Long-term Capital Gain	12,685,682	31,622,705

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

NOTES TO FINANCIAL STATEMENTS continued

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended April 30, 2006, the Fund had no borrowings under this agreement.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

NOTES TO FINANCIAL STATEMENTS continued

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Select Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Core Bond Fund, a series of Evergreen Select Fixed Income Trust, as of April 30, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2006 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Core Bond Fund, as of April 30, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
June 23, 2006

ADDITIONAL INFORMATION (unaudited)

FERERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated aggregate capital gain distributions of $12,685,682 for the fiscal year ended April 30, 2006.

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

566664  rv3    6/2006

Evergreen Select High Yield Bond Fund

Evergreen

SELECT HIGH YIELD BOND FUND

Annual Report
as of April 30, 2006

Evergreen Investments
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
23	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
24	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov. The fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for Evergreen Select High Yield Bond Fund, covering the twelve-month period ended April 30, 2006.

Fixed-income investors encountered a formidable series of challenges over the past year. As the domestic economy demonstrated its resilience and corporate profits grew steadily, the Federal Reserve Board ("Fed") remained vigilant against the possibility of renewed inflation. Concerned about rapidly rising energy prices and the prospect of increased government spending, the Fed continued to tighten monetary policy, raising the target for the federal funds rate at each monetary policy meeting over the course of the period. Longer-term rates, however, showed more stability, resulting in a flattening of the yield curve. Not surprisingly, the fixed income markets were buffeted by periods of volatility, which affected securities of different maturities and sectors. The experience over the twelve months demonstrated, once again, the importance of asset allocation. We continue to recommend that investors extend the diversification process within an asset class, along with diversifying within Evergreen's fixed income funds.

Over the past twelve months, reports on the economy delivered confusing and sometimes contradictory signals. While many observers had anticipated that growth would moderate, the expansion showed surprising durability, especially in the third quarter of 2005 and the first quarter of 2006, with Gross Domestic Product ("GDP") growing at more than 4%. The final quarter of 2005 suggested a somewhat different scenario, however, as GDP growth

1

LETTER TO SHAREHOLDERS continued

barely exceeded 1.5%, held back by the hurricanes and the lag effects of higher energy prices and tighter monetary policy. The conflicting data contributed to uncertainty, which led to periodic volatility throughout the financial markets. While many observers debated whether or not short-term volatility might be a precursor of a weakening of the economy, Evergreen's Investment Strategy Committee focused on the variety of signals pointing to the health of the economy. These included the persistence of personal consumption, driven by record levels of household net worth and low unemployment levels, and the strength in capital investment. We concluded that while consumer spending might slow from recent, unusually high levels, rising business investment could lead to a period of more sustainable, less-inflationary, economic expansion. As a result, our portfolio teams based many of their investment decisions on these positive macro-economic signals.

In an environment in which Treasuries and highly interest-rate sensitive securities were vulnerable to interim volatility, Evergreen U.S. Government Fund focused on mortgages and underweighted Treasuries. At the same time, the team supervising Evergreen Institutional Mortgage Portfolio emphasized collateralized mortgages and asset-backed securities with competitive yields and more predictable cash flows. Managers of Evergreen Core Bond Fund sought to protect investors against a flattening of the yield curve by underweighting intermediate-term securities. Evergreen Core Bond Fund pursued a bar-belled strategy, with greater focus on higher quality issues of either shorter-term or longer-term maturities. Evergreen Diversified Bond Fund's allocation to lower-rated, higher-yielding securities was increased during the twelve months to capture some of the strong performance of the high-yield sector. Both Evergreen High Yield Bond Fund and Evergreen

2

LETTER TO SHAREHOLDERS continued

Select High Yield Bond Fund were positioned somewhat defensively, focusing on the upper quality tiers of the high-yield market. In the management of Evergreen Strategic Income Fund, the investment team reduced overall portfolio risk by increasing the emphasis on domestic government securities and high-grade foreign sovereign debt.

As always, we continue to encourage investors to maintain well-diversified personal portfolios in their efforts to gain exposure to different types of opportunities and to minimize overall portfolio risk.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen's mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of April 30, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Richard M. Cryan

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 3/31/2006.

The Fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 11/30/1999

	Class I	Class IS
Class inception date	11/30/1999	11/30/1999

Nasdaq symbol	EHYIX	EHYSX

Average annual return

1-year	6.65%	6.39%

5-year	7.01%	6.74%

Since portfolio inception	6.43%	6.16%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class IS incurs a 0.25% 12b-1 fee. Class I does not pay a 12b-1 fee.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $1,000,000 investment in the Evergreen Select High Yield Bond Fund Class I shares versus a similar investment in the Merrill Lynch High Yield Master Index† (MLHYMI), the Merrill Lynch High Yield, Cash Pay, BB-B Index† (MLHYCPBB-B) and the Consumer Price Index (CPI).

The MLHYMI and the MLHYCPBB-B are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

† Copyright 2006. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class I shares returned 6.65% for the twelve-month period ended April 30, 2006. During the same period, the MLHYMI† returned 9.07% and the MMLHYCPBB-B† returned 8.39% .

The fund seeks a high level of total return.

The fund's returns were positive for the twelve month period, however, the fund's conservative style and avoidance of the riskiest parts of the high-yield market penalized performance during a period in which risk was rewarded. As a consequence, the fund's performance trailed its benchmarks. Riskier assets, including high yield bonds, rallied in the final months of the fiscal year. Within the high-yield universe, the lower-quality, CCC-rated bonds outperformed B- and BB-rated bonds for each of the final six months of the fiscal year. During the fiscal year we positioned the fund conservatively, completely avoiding CCC-rated bonds. This defensive positioning also led us to underweight BB-rated bonds, primarily because securities of General Motors and Ford comprised a major part of that tier. The fund seeks to control risk through diversification. The weight of these two issuers surpassed 20% of the BB index at times over the prior year, well above our target allocation. By sector, the fund was overweighted in basic materials and consumer non-cyclicals, while it underweighted utilities and consumer cyclicals.

As mentioned, the major factor affecting relative performance was our defensive positioning during a period of outperformance by lower-rated securities. Additonally, our investments in Canadian paper producers also held back results, as these companies were hurt both by the strength of the Canadian dollar and by increased trade pressures from the United States.

Helping results was our positioning in the automotive sector. Despite strong performance by automobile loan bonds issued by GMAC and Ford Motor Credit, the major automotive manufacturers faced increasing pressures from foreign competition at a time when the costs of their collective bargaining contracts weighed heavily on them. Auto parts manufacturers also struggled. Another contributor was our overweight in bonds issued by steel companies. We emphasized this industry because we found many of these companies undervalued relative to the bids being offered for their competitors. Bonds of companies such as AK Steel, which we sold during the period, produced strong results for the fund. Our security selection among food and drug retailers in the consumer non-cyclical sector also helped. Outstanding performers included bonds of two small grocery chains, Ingles Markets and Roundy's, Inc., which we sold during the period.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund's investment objective may be changed without a vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non correlation to the relevant instruments they are designed to hedge or to closely track.

The return of principal is not guaranteed due to fluctuation in the fund's NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

† Copyright 2006. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of April 30, 2006, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	11/1/2005	4/30/2006	Period*

Actual
Class I	$ 1,000.00	$ 1,034.85	$ 3.38
Class IS	$ 1,000.00	$ 1,033.58	$ 4.64
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,021.47	$ 3.36
Class IS	$ 1,000.00	$ 1,020.23	$ 4.61

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.67% for Class I and 0.92% for Class IS), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,					Year Ended
						September 30,
CLASS I	2006	2005	2004	2003	2002 [1]	2001

Net asset value, beginning of period	$ 9.15	$ 9.52	$ 9.35	$ 9.36	$ 8.87	$ 9.57

Income from investment operations
Net investment income (loss)	0.61 [2]	0.64	0.69 [2]	0.69 [2]	0.43	0.79 [2]
Net realized and unrealized gains or losses on investments	(0.01)	(0.37)	0.17	(0.01)	0.49	(0.64)

Total from investment operations	0.60	0.27	0.86	0.68	0.92	0.15

Distributions to shareholders from
Net investment income	(0.59)	(0.64)	(0.69)	(0.69)	(0.43)	(0.85)
Tax basis return of capital	(0.02)	0	0	0	0	0

Total distributions to shareholders	(0.61)	(0.64)	(0.69)	(0.69)	(0.43)	(0.85)

Net asset value, end of period	$ 9.14	$ 9.15	$ 9.52	$ 9.35	$ 9.36	$ 8.87

Total return	6.65%	2.78%	9.47%	7.78%	10.48%	1.51%

Ratios and supplemental data
Net assets, end of period (thousands)	$433,038	$490,363	$597,678	$372,881	$175,741	$152,633
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.67%	0.66%	0.67%	0.67%	0.68% [3]	0.63%
Expenses excluding waivers/reimbursements
and expense reductions	0.67%	0.66%	0.67%	0.67%	0.69% [3]	0.71%
Net investment income (loss)	6.57%	6.71%	7.26%	7.66%	7.95% [3]	8.52%
Portfolio turnover rate	36%	71%	65%	37%	48%	79%

[1] For the seven months ended April 30, 2002. The Fund changed it s fiscal year end from September 30 to April 30, effective April 30, 2002.
[2] Net investment income (loss) per share is based on average shares outstanding during the period.
[3] Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,					Year Ended
						September 30,
CLASS IS	2006	2005	2004	2003	2002 [1]	2001

Net asset value, beginning of period	$ 9.15	$ 9.52	$ 9.35	$ 9.36	$ 8.87	$9.57

Income from investment operations
Net investment income (loss)	0.58	0.61	0.67	0.66 [2]	0.41	0.78 [2]
Net realized and unrealized gains or losses on investments	(0.01)	(0.37)	0.16	0	0.49	(0.65)

Total from investment operations	0.57	0.24	0.83	0.66	0.90	0.13

Distributions to shareholders from
Net investment income	(0.56)	(0.61)	(0.66)	(0.67)	(0.41)	(0.83)
Tax basis return of capital	(0.02)	0	0	0	0	0

Total distributions to shareholders	(0.58)	(0.61)	(0.66)	(0.67)	(0.41)	(0.83)

Net asset value, end of period	$ 9.14	$ 9.15	$ 9.52	$ 9.35	$ 9.36	$8.87

Total return	6.39%	2.52%	9.20%	7.51%	10.33%	1.25%

Ratios and supplemental data
Net assets, end of period (thousands)	$15,436	$15,936	$5,781	$1,020	$ 1	$ 1
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.92%	0.93%	0.92%	0.92%	0.94% [3]	0.81%
Expenses excluding waivers/reimbursements
and expense reductions	0.92%	0.93%	0.92%	0.92%	0.95% [3]	0.89%
Net investment income (loss)	6.33%	6.48%	6.98%	7.22%	7.70% [3]	8.40%
Portfolio turnover rate	36%	71%	65%	37%	48%	79%

[1] For the seven months ended April 30, 2002. The Fund changed it s fiscal year end from September 30 to April 30, effective April 30, 2002.
[2] Net investment income (loss) per share is based on average shares outstanding during the period.
[3] Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

April 30, 2006

	Principal
	Amount	Value

CORPORATE BONDS 94.4%
CONSUMER DISCRETIONARY 22.7%
Auto Components 0.3%
American Axle & Manufacturing, Inc., 5.25%, 02/11/2014	$ 1,450,000	$1,212,594

Automobiles 0.3%
General Motors Corp., 8.375%, 07/15/2033	2,000,000	1,500,000

Diversified Consumer Services 1.0%
Service Corporation International, 7.50%, 06/15/2017 144A	4,475,000	4,407,875

Hotels, Restaurants & Leisure 7.1%
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	5,075,000	5,011,562
Las Vegas Sands Corp., 6.375%, 02/15/2015	4,945,000	4,771,925
MGM MIRAGE, Inc., 5.875%, 02/27/2014	5,325,000	4,972,219
Seneca Gaming Corp., 7.25%, 05/01/2012	4,215,000	4,215,000
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 05/01/2012	4,480,000	4,838,400
Station Casinos, Inc., 6.50%, 02/01/2014	4,500,000	4,398,750
Town Sports International, Inc., 9.625%, 04/15/2011	3,375,000	3,569,063

		31,776,919

Household Durables 2.3%
Hovnanian Enterprises, Inc., 6.50%, 01/15/2014	4,825,000	4,575,678
Meritage Homes Corp., 6.25%, 03/15/2015	2,075,000	1,877,875
WCI Communities, 6.625%, 03/15/2015	4,625,000	4,058,437

		10,511,990

Media 6.2%
CSC Holdings, Inc., 7.625%, 04/01/2011	3,875,000	3,962,188
Emmis Communications Corp., 6.875%, 05/15/2012	1,700,000	1,663,875
Lamar Media Corp., 6.625%, 08/15/2015	4,425,000	4,325,437
LIN TV Corp., 6.50%, 05/15/2013	5,575,000	5,184,750
Mediacom Communications Corp., 9.50%, 01/15/2013	3,925,000	4,032,937
MediaNews Group, Inc., 6.375%, 04/01/2014	4,100,000	3,649,000
R.H. Donnelley Corp., 10.875%, 12/15/2012	4,400,000	4,906,000

		27,724,187

Multi-line Retail 1.0%
J.C. Penney Co., Inc., 7.375%, 08/15/2008	4,500,000	4,661,708

Specialty Retail 2.6%
Central Garden & Pet Co., 9.125%, 02/01/2013	3,000,000	3,202,500
Payless ShoeSource, Inc., 8.25%, 08/01/2013	4,105,000	4,330,775
United Auto Group, Inc., 9.625%, 03/15/2012	3,875,000	4,141,406

		11,674,681

Textiles, Apparel & Luxury Goods 1.9%
Oxford Industries, Inc., 8.875%, 06/01/2011	3,750,000	3,890,625
Warnaco Group, Inc., 8.875%, 06/15/2013	4,195,000	4,436,213

		8,326,838

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

April 30, 2006

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES 6.4%
Food & Staples Retailing 2.6%
Alimentation Couche-Tard, Inc., 7.50%, 12/15/2013	$ 950,000	$971,375
Ingles Markets, Inc., 8.875%, 12/01/2011	4,910,000	5,155,500
Rite Aid Corp., 8.125%, 05/01/2010	5,280,000	5,425,200

		11,552,075

Food Products 3.0%
B&G Foods Holdings Corp., 8.00%, 10/01/2011	4,825,000	4,969,750
Dean Foods Co., 6.625%, 05/15/2009	3,975,000	3,994,875
Del Monte Foods Co., 8.625%, 12/15/2012	4,098,000	4,323,390

		13,288,015

Household Products 0.8%
Church & Dwight Co., Inc., 6.00%, 12/15/2012	3,875,000	3,758,750

ENERGY 13.8%
Energy Equipment & Services 2.8%
Hanover Compressor Co., 9.00%, 06/01/2014	170,000	183,600
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	4,000,000	3,870,000
Offshore Logistics, Inc., 6.125%, 06/15/2013	5,575,000	5,268,375
Parker Drilling Co., 9.625%, 10/01/2013	1,909,000	2,118,990
PHI, Inc., 7.125%, 04/15/2013 144A	1,000,000	995,000

		12,435,965

Oil, Gas & Consumable Fuels 11.0%
Chesapeake Energy Corp., 6.875%, 01/15/2016	4,305,000	4,261,950
El Paso Production Holding Co., 7.75%, 06/01/2013	5,190,000	5,378,137
Exco Resources, Inc., 7.25%, 01/15/2011	4,020,000	3,989,850
Ferrellgas Partners, LP, 6.75%, 05/01/2014	5,485,000	5,293,025
Forest Oil Corp., 7.75%, 05/01/2014	4,825,000	5,005,937
Frontier Oil Corp., 6.625%, 10/01/2011	3,800,000	3,781,000
Peabody Energy Corp., 6.875%, 03/15/2013	4,395,000	4,449,938
Plains Exploration & Production Co., 8.75%, 07/01/2012	4,030,000	4,281,875
Targa Resources, Inc., 8.50%, 11/01/2013 144A	4,375,000	4,451,563
Tesoro Corp., 6.625%, 11/01/2015 144A	4,025,000	4,004,875
Williams Cos., 7.125%, 09/01/2011	4,400,000	4,543,000

		49,441,150

FINANCIALS 8.9%
Consumer Finance 1.1%
General Motors Acceptance Corp., 5.625%, 05/15/2009	5,075,000	4,757,031

Diversified Financial Services 2.1%
Arch Western Finance, LLC, 6.75%, 07/01/2013	4,925,000	4,900,375
US West Capital, Ltd., 6.50%, 11/15/2018	4,825,000	4,511,375

		9,411,750

Insurance 1.0%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	4,100,000	4,284,500

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

April 30, 2006

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Real Estate 4.7%
CB Richard Ellis Group, Inc., 9.75%, 05/15/2010	$3,174,000	$3,443,790
FelCor Lodging Trust, Inc., LP REIT, 7.625%, 10/01/2007	1,225,000	1,249,500
Host Marriott Corp., Ser. J, REIT, 7.125%, 11/01/2013	2,420,000	2,468,400
Omega Healthcare Investors, Inc., REIT:
7.00%, 04/01/2014	2,130,000	2,098,050
7.00%, 01/15/2016	1,150,000	1,129,875
Thornburg Mortgage, Inc., REIT, 8.00%, 05/15/2013	4,910,000	4,897,725
Ventas, Inc., REIT, 7.125%, 06/01/2015	5,925,000	6,028,687

		21,316,027

HEALTH CARE 4.9%
Health Care Providers & Services 4.1%
Extendicare Health Services, Inc., 6.875%, 05/01/2014	5,050,000	5,201,500
HCA, Inc., 6.375%, 01/15/2015	4,825,000	4,669,925
Omnicare, Inc., 6.125%, 06/01/2013	4,775,000	4,601,906
Triad Hospitals, Inc., 7.00%, 11/15/2013	3,845,000	3,772,906

		18,246,237

Pharmaceuticals 0.8%
Mylan Laboratories, Inc., 6.375%, 08/15/2015	3,865,000	3,807,025

INDUSTRIALS 9.6%
Aerospace & Defense 0.9%
Aviall, Inc., 7.625%, 07/01/2011	3,875,000	3,991,250

Commercial Services & Supplies 5.6%
Adesa, Inc., 7.625%, 06/15/2012	4,815,000	4,923,338
Allied Waste North America, Inc., 6.375%, 04/15/2011	4,995,000	4,920,075
Corrections Corporation of America, 6.25%, 03/15/2013	4,800,000	4,596,000
Geo Group, Inc., 8.25%, 07/15/2013	1,620,000	1,656,450
Mobile Mini, Inc., 9.50%, 07/01/2013	3,375,000	3,695,625
NationsRent Companies, Inc., 9.50%, 10/15/2010	4,825,000	5,247,187

		25,038,675

Machinery 1.1%
Case New Holland, Inc., 9.25%, 08/01/2011	3,875,000	4,136,563
Manitowoc Co., Inc., 7.125%, 11/01/2013	890,000	914,475

		5,051,038

Road & Rail 1.2%
Avis Budget Car Rental, LLC, 7.625%, 05/15/2014 144A	4,475,000	4,575,687
Progress Rail Services Corp., 8.50%, 04/01/2012 144A	950,000	993,938

		5,569,625

Trading Companies & Distributors 0.8%
United Rentals, Inc., 6.50%, 02/15/2012	3,625,000	3,570,625

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

April 30, 2006

	Principal
	Amount	Value

CORPORATE BONDS continued
INFORMATION TECHNOLOGY 2.0%
IT Services 2.0%
Sungard Data Systems, Inc., 4.875%, 01/15/2014	$4,925,000	$4,364,781
Unisys Corp., 6.875%, 03/15/2010	4,750,000	4,583,750

		8,948,531

MATERIALS 12.9%
Chemicals 4.9%
Equistar Chemicals, LP, 10.625%, 05/01/2011	4,100,000	4,489,500
Lyondell Chemical Co., 10.50%, 06/01/2013	4,825,000	5,422,094
Scotts Co., 6.625%, 11/15/2013	4,825,000	4,800,875
Tronox, Inc., 9.50%, 12/01/2012 144A	3,000,000	3,165,000
Westlake Chemical Corp., 6.625%, 01/15/2016	4,025,000	3,894,187

		21,771,656

Containers & Packaging 2.0%
Crown Holdings, Inc., 7.75%, 11/15/2015 144A	4,325,000	4,465,563
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014	4,910,000	4,738,150

		9,203,713

Metals & Mining 2.5%
Freeport-McMoRan Copper & Gold, Inc., 6.875%, 02/01/2014	3,445,000	3,436,387
Oregon Steel Mills, Inc., 10.00%, 07/15/2009	3,000,000	3,187,500
United States Steel Corp., 10.75%, 08/01/2008	4,100,000	4,499,750

		11,123,637

Paper & Forest Products 3.5%
Boise Cascade, LLC, 7.125%, 10/15/2014	4,825,000	4,607,875
Bowater, Inc., 6.50%, 06/15/2013	2,450,000	2,284,625
Buckeye Technologies, Inc., 8.50%, 10/01/2013	4,825,000	4,861,187
Georgia Pacific Corp., 8.125%, 05/15/2011	3,875,000	4,039,688

		15,793,375

TELECOMMUNICATION SERVICES 5.8%
Diversified Telecommunication Services 3.8%
Citizens Communications Co., 6.25%, 01/15/2013	4,825,000	4,710,406
Insight Midwest, LP, 10.50%, 11/01/2010	4,575,000	4,832,344
Level 3 Communications Inc., 6.375%, 10/15/2015	3,625,000	3,534,375
Qwest Communications International, Inc., 7.875%, 09/01/2011	3,930,000	4,141,238

		17,218,363

Wireless Telecommunication Services 2.0%
Rural Cellular Corp., 8.25%, 03/15/2012	3,955,000	4,172,525
Sprint Nextel Corp., Ser. F, 5.95%, 03/15/2014	4,650,000	4,579,771

		8,752,296

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

April 30, 2006

	Principal
	Amount	Value

CORPORATE BONDS continued
UTILITIES 7.4%
Electric Utilities 2.0%
DPL, Inc., 6.875%, 09/01/2011	$1,975,000	$2,073,248
Edison International, 7.73%, 06/15/2009	2,300,000	2,366,125
Reliant Energy, Inc., 6.75%, 12/15/2014	5,000,000	4,575,000

		9,014,373

Gas Utilities 0.5%
SEMCO Energy, Inc., 7.75%, 05/15/2013	2,125,000	2,225,751

Independent Power Producers & Energy Traders 3.8%
Dynegy, Inc., 8.375%, 05/01/2016 144A	3,475,000	3,475,000
Mirant Corp., 7.375%, 12/31/2013 144A	4,425,000	4,463,719
NRG Energy, Inc, 7.25%, 02/01/2014	4,425,000	4,458,188
Tenaska, Inc., 7.00%, 06/30/2021 144A	4,482,935	4,454,638

		16,851,545

Multi-Utilities 1.1%
Aquila, Inc., 14.875%, 07/01/2012	2,300,000	3,133,750
CMS Energy Corp., 7.50%, 01/15/2009	1,800,000	1,851,750

		4,985,500

Total Corporate Bonds (cost $427,083,541)		423,205,270

YANKEE OBLIGATIONS-CORPORATE 3.1%
CONSUMER DISCRETIONARY 1.0%
Media 1.0%
Rogers Cable, Inc., 5.50%, 03/15/2014	4,825,000	4,469,156

MATERIALS 2.1%
Chemicals 0.7%
NOVA Chemicals Corp., 6.50%, 01/15/2012	3,625,000	3,407,500

Metals & Mining 0.8%
Novelis, Inc., 7.25%, 02/15/2015 144A	3,715,000	3,622,125

Paper & Forest Products 0.6%
Abitibi-Consolidated Inc., 8.375%, 04/01/2015	2,510,000	2,547,650

Total Yankee Obligations-Corporate (cost $14,384,613)		14,046,431

	Shares	Value

SHORT-TERM INVESTMENTS 1.5%
MUTUAL FUND SHARES 1.5%
Evergreen Institutional Money Market Fund ø (cost $6,817,385)	6,817,385	6,817,385

Total Investments (cost $448,285,539) 99.0%		444,069,086
Other Assets and Liabilities 1.0%		4,405,598

Net Assets 100.0%		$448,474,684

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

April 30, 2006

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

REIT Real Estate Investment Trust

The following table shows the percent of total investments by credit quality based on Moody's and Standard & Poor's ratings as of April 30, 2006 (unaudited):

AAA	0.6%
A	1.0%
BBB	1.3%
BB	40.9%
B	56.2%

100.0%

The following table shows the percent of total investments by maturity as of April 30, 2006 (unaudited):

Less than 1 year	0.5%
1 to 3 year(s)	2.8%
3 to 5 years	12.4%
5 to 10 years	80.2%
10 to 20 years	3.8%
20 to 30 years	0.3%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006

Assets
Investments in securities, at value (cost $441,468,154)	$437,251,701
Investments in affiliated money market fund, at value (cost $6,817,385)	6,817,385

Total investments	444,069,086
Receivable for Fund shares sold	252,172
Interest receivable	9,937,284
Prepaid expenses and other assets	86,191

Total assets	454,344,733

Liabilities
Dividends payable	1,135,337
Payable for securities purchased	4,628,280
Payable for Fund shares redeemed	31,828
Advisory fee payable	18,450
Distribution Plan expenses payable	317
Due to other related parties	3,814
Accrued expenses and other liabilities	52,023

Total liabilities	5,870,049

Net assets	$448,474,684

Net assets represented by
Paid-in capital	$520,886,742
Overdistributed net investment income	(1,148,347)
Accumulated net realized losses on investments	(67,047,258)
Net unrealized losses on investments	(4,216,453)

Total net assets	$448,474,684

Net assets consists of
Class I	$433,038,185
Class IS	15,436,499

Total net assets	$448,474,684

Shares outstanding (unlimited number of shares authorized)
Class I	47,401,033
Class IS	1,689,688

Net asset value per share
Class I	$9.14
Class IS	$9.14

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Year Ended April 30, 2006

Investment income
Interest	$34,562,066
Income from affiliate	499,068

Total investment income	35,061,134

Expenses
Advisory fee	2,423,151
Distribution Plan expenses	39,380
Administrative services fee	481,969
Transfer agent fees	41,778
Trustees' fees and expenses	38,369
Printing and postage expenses	30,612
Custodian and accounting fees	138,682
Registration and filing fees	37,426
Professional fees	31,889
Interest expense	8,705
Other	11,319

Total expenses	3,283,280
Less: Expense reductions	(13,771)

Net expenses	3,269,509

Net investment income	31,791,625

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(1,887,979)
Net change in unrealized gains or losses on investments	2,644,820

Net realized and unrealized gains or losses on investments	756,841

Net increase in net assets resulting from operations	$32,548,466

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended April 30,

	2006		2005

Operations
Net investment income		$ 31,791,625		$ 39,446,416
Net realized gains or losses on
investments		(1,887,979)		6,922,615
Net change in unrealized gains or losses
on investments		2,644,820		(29,238,711)

Net increase in net assets resulting from
operations		32,548,466		17,130,320

Distributions to shareholders from
Net investment income
Class I		(29,712,775)		(38,903,805)
Class IS		(962,140)		(496,908)
Tax basis return of capital
Class I		(1,050,323)		0
Class IS		(34,011)		0

Total distributions to shareholders		(31,759,249)		(39,400,713)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	12,485,934	115,045,186	21,258,771	202,119,253
Class IS	151,698	1,401,091	1,979,630	19,040,172

		116,446,277		221,159,425

Net asset value of shares issued in
reinvestment of distributions
Class I	1,762,874	16,292,756	1,935,472	18,384,184
Class IS	7,523	69,557	29,441	279,005

		16,362,313		18,663,189

Payment for shares redeemed
Class I	(20,457,280)	(189,463,112)	(32,388,905)	(306,368,514)
Class IS	(211,795)	(1,959,612)	(874,235)	(8,342,250)

		(191,422,724)		(314,710,764)

Net decrease in net assets resulting from
capital share transactions		(58,614,134)		(74,888,150)

Total decrease in net assets		(57,824,917)		(97,158,543)
Net assets
Beginning of period		506,299,601		603,458,144

End of period		$ 448,474,684		$ 506,299,601

Overdistributed net investment income		$ (1,148,347)		$ (1,517,817)

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Select High Yield Bond Fund (the "Fund") is a diversified series of Evergreen Select Fixed Income Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Institutional ("Class I") and Institutional Service ("Class IS") shares. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Class IS shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

18

NOTES TO FINANCIAL STATEMENTS continued

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to consent fees on tendered bonds and a return of capital distribution. During the year ended April 30, 2006, the following amounts were reclassified:

Paid-in capital	$ (1,336,269)
Overdistributed net investment income	337,094
Accumulated net realized losses on investments	999,175

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.50% and declining to 0.45% as average daily net assets increase.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund's shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class IS shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares.

19

NOTES TO FINANCIAL STATEMENTS continued

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $169,433,689 and $166,917,974, respectively, for the year ended April 30, 2006.

On April 30, 2006, the aggregate cost of securities for federal income tax purposes was $448,321,209. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,964,175 and $9,216,298, respectively, with a net unrealized depreciation of $4,252,123.

As of April 30, 2006, the Fund had $67,011,588 in capital loss carryovers for federal income tax purposes with $1,682,951 expiring in 2009, $5,561,023 expiring in 2010, $58,863,257 expiring in 2011 and $904,357 expiring in 2014. These losses are subject to certain limitations prescribed by the Internal Revenue Code.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended April 30, 2006, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of April 30, 2006, the components of distributable earnings on a tax basis were as follows:

Overdistributed	Unrealized	Capital Loss
Ordinary Income	Depreciation	Carryovers

$1,148,347	$4,252,123	$67,011,588

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid was as follows:

	Year Ended April 30

	2006	2005

Ordinary Income	$ 30,674,915	$ 39,400,713
Return of Capital	1,084,334	0

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses

20

NOTES TO FINANCIAL STATEMENTS continued

incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the year ended April 30, 2006, the Fund had average borrowings outstanding of $220,923 at an average rate of 3.94% and paid interest of $8,705.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds' prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and

21

NOTES TO FINANCIAL STATEMENTS continued

the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers ("NASD") had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD's rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

22

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Select Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Select High Yield Bond Fund, a series of Evergreen Select Fixed Income Trust, as of April 30, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2006 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Select High Yield Bond Fund, as of April 30, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
June 23, 2006

23

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

The Fund paid a distribution of $2,441,532 to its shareholders of record on April 30, 2006 of which 56% was from net investment income and 44% was from paid-in capital. Shareholders of the Fund will receive in early 2007 a Form 1099-DIV that will inform them of the tax character of this distribution as well as all other distributions made by the Fund in calendar year 2006.

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27

TRUSTEES AND OFFICERS

TRUSTEES [1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips [4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

[1] Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

566666 rv3  6/2006

Item 1 - Reports to Stockholders.

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the 2 series of the Registrant’s annual financial statements for the fiscal years ended April 30, 2006 and April 30, 2005, and fees billed for other services rendered by KPMG LLP.

	2006	2005
Audit fees	$50,698	$47,200
Audit -related fees (1)	0	4,800

Audit and audit-related fees	50,698	52,000
Tax fees (2)	7,000	3,375
Non-audit fees (3)	950,575	615,575

Total fees	$1,008,273	$670,950

(1) Audit-related fees consists principally of fees for interfund lending procedures and any merger related activity.

(2) Tax fees consists of fees for tax consultation, tax compliance and tax review.

(3) Non-audit fees consists of the aggregate fees for non-audit services rendered to the Fund, EIMC (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and EIS.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund
Evergreen Utilities and High Income Fund
Evergreen International Balanced Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of

Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

All Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of the SEC’s prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: July 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: July 5, 2006

By: ________________________
Kasey Phillips
Principal Financial Officer

Date: July 5, 2006